Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2024
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2023	2024
	US$	US$
Elementary schools	3,011,399	2,967,119
Basement parking	6,458,198	6,363,235
Kindergartens	4,104,942	1,925,240
Parking facilities	55,336,381	53,653,397
Clubhouses	7,570,605	6,451,013
Shopping mall	267,753,895	260,529,484
Residential properties	49,585,754	38,147,312
Total costs	393,821,174	370,036,800
Accumulated depreciation	(71,269,173)	(63,721,916)
Real estate properties held for lease, net	322,552,001	306,314,884

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2025	19,956,866
2026	19,698,520
2027	18,580,397
2028	16,603,513
2029 and thereafter	112,626,705
Total	187,466,001